Note 8 - Common Stock - Common Stock Reserved for Future Issuance (Details) - shares	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2014
Reserved for future issuance (in shares)	28,707,366	27,394,852	25,877,695
The 2014 Employee Stock Purchase Plan [Member]
Reserved for future issuance (in shares)	118,120	118,120	192,463	140,500
Performance Shares [Member]
Reserved for future issuance (in shares)	6,818,214	5,163,957	3,572,457
Conversion of Series A Preferred Stock to Common Stock [Member]
Reserved for future issuance (in shares)	21,771,032	22,112,775	22,112,775